PROPERTY AND EQUIPMENT - Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of capital commitments [line items]
Total commitments	$ 272	$ 969
Less than 1 year
Disclosure of capital commitments [line items]
Total commitments	272	709
Less than 1 year | Russia And NTC
Disclosure of capital commitments [line items]
Total commitments		4
Between 1 and 5 years
Disclosure of capital commitments [line items]
Total commitments	0	62
Between 1 and 5 years | Russia And NTC
Disclosure of capital commitments [line items]
Total commitments		61
More than 5 years
Disclosure of capital commitments [line items]
Total commitments	$ 0	198
More than 5 years | Russia And NTC
Disclosure of capital commitments [line items]
Total commitments		$ 198